Share-based Payment Arrangements - Summary of Outstanding Options (Detail)	12 Months Ended
Dec. 31, 2019 $ / shares
July 2010
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted- average Remaining Contractual Life (Years)	6 months
July 2010 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 0.20
July 2010 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 0.80
July 2011
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted- average Remaining Contractual Life (Years)	1 year 6 months
July 2011 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 0.20
July 2011 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	0.80
July 2012
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 0.80
Weighted- average Remaining Contractual Life (Years)	2 years 6 months
July 2013
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted- average Remaining Contractual Life (Years)	3 years 6 months
July 2013 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 0.80
July 2013 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	1.36
July 2014
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 1.36
Weighted- average Remaining Contractual Life (Years)	4 years 6 months
July 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted- average Remaining Contractual Life (Years)	5 years 6 months
July 2015 | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 1.36
July 2015 | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	1.88
July 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 2.26
Weighted- average Remaining Contractual Life (Years)	6 years 6 months
September 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 1.28
Weighted- average Remaining Contractual Life (Years)	7 years 8 months 12 days